Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income (Loss) per Share

Note 4 Net Income (Loss) per Share

Basic EPS is computed by dividing net income (loss) attributable to Intelsat S.A.’s common shareholders by the weighted average number of common shares outstanding during the periods.

On April 23, 2013, we completed our initial public offering, in which we issued 22,222,222 common shares, and a concurrent public offering, in which we issued 3,450,000 Series A Preferred Shares. Prior to the consummation of the IPO, each of our former Class A common shares (the “Class A Shares”) was reclassified into one of our common shares and each of our former Class B common shares (the “Class B Shares”) was reclassified into 0.0735 of our common shares. In addition, immediately prior to the consummation of the IPO, an equivalent of a share split was effected by distributing common shares pro rata to existing holders of our common shares, so that each existing holder received approximately 4.6 additional common shares for each common share owned at that time (together, the “IPO Reorganization Transactions”). The effect of these reclassifications on outstanding shares, potentially dilutive shares and earnings per share (“EPS”) has been retroactively applied to the financial statements and notes to the consolidated financial statements for all periods presented.

In 2013 and 2014, the shareholders of Intelsat S.A. declared a $10.2 million and $9.9 million dividend, respectively, which was paid in four equal installments in accordance with the terms of the Series A Preferred Shares. In June 2015, the shareholders of Intelsat S.A. declared a $9.9 million dividend to be paid to holders of our Series A Preferred Shares in four installments through May 2016. In 2015, we made payments on the first and second installments of $0.71875 per share. In January 2016, we announced the third installment of $0.71875 per share. The dividend was paid on February 1, 2016 to holders of record as of January 15, 2016.

The following table sets forth the computation of basic and diluted net loss per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Numerator:
Net income (loss)	$(251,993)	$236,506	$(3,919,453)
Net income attributable to noncontrolling interest	(3,687)	(3,974)	(3,934)

Net income (loss) attributable to Intelsat S.A.	(255,680)	232,532	(3,923,387)
Less: Preferred Shares dividends declared	(10,196)	(9,917)	(9,919)

Net income (loss) attributable to common shareholders	$(265,876)	$222,615	(3,933,306)
Numerator for Basic EPS - income/ (loss) available to common shareholders	$(265,876)	$222,615	(3,933,306)
Dilutive effect of Preferred shares	—	9,917	—
Numerator for Diluted EPS	$(265,876)	$232,532	(3,933,306)

Denominator:
Basic weighted average shares outstanding (in millions)	98.5	106.5	107.2
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	—	9.6	—
Employee compensation related shares including options and restricted stock units (in millions)	—	0.6	—

Diluted weighted average shares outstanding (in millions)	98.5	116.7	107.2

Basic net income (loss) per common share attributable to Intelsat S.A.	$(2.70)	$2.09	$(36.68)

Diluted net income (loss) per common share attributable to Intelsat S.A.	$(2.70)	$1.99	$(36.68)

Due to a net loss in the year ended December 31, 2013 and December 31, 2015, there were no dilutive securities, and therefore, basic and diluted EPS were the same. The weighted average number of shares that could potentially dilute basic EPS in the future was 4.5 million, 1.4 million and 5.1 million (consisting of unvested common shares, restricted share units and options to purchase common shares) for the years ended December 31, 2013, 2014 and 2015, respectively. Further, there were 6.6 million and 9.6 million weighted average common shares resulting from the potential conversion of Series A Preferred Shares for the year ended December 31, 2013, and December 31, 2015, respectively, that could dilute basic EPS in future periods.